Income Taxes - Summary of Changes in Deferred Income Tax Assets (Liabilities) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	₩ (7,367,101)	₩ (7,126,946)
Amounts recognized in profit or loss	2,366,869	(291,641)
Amount recognized in other comprehensive income (loss)	(203,450)	47,213	₩ (56,733)
Amounts recognized directly in equity	4,736	4,273
Ending balance	(5,198,946)	(7,367,101)	(7,126,946)
Deferred income tax on temporary differences
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(8,400,772)	(8,382,980)
Amounts recognized in profit or loss	636,788	(69,278)
Amount recognized in other comprehensive income (loss)	(203,450)	47,213
Amounts recognized directly in equity	4,736	4,273
Ending balance	(7,962,698)	(8,400,772)	(8,382,980)
Employee benefits
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	689,787	648,847
Amounts recognized in profit or loss	(4,514)	14,566
Amount recognized in other comprehensive income (loss)	(126,890)	26,374
Ending balance	558,383	689,787	648,847
Cash flow hedges
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	15,587	(999)
Amounts recognized in profit or loss	(90,217)	63,817
Amount recognized in other comprehensive income (loss)	24,220	(47,231)
Amounts recognized directly in equity	463
Ending balance	(49,947)	15,587	(999)
Investments in subsidiaries, associates and joint ventures
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(8,668,015)	(8,665,727)
Amounts recognized in profit or loss	367	(38,002)
Amount recognized in other comprehensive income (loss)	(53,672)	35,714
Ending balance	(8,721,320)	(8,668,015)	(8,665,727)
Property, plant and equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(7,713,449)	(7,115,218)
Amounts recognized in profit or loss	282,988	(598,231)
Ending balance	(7,430,461)	(7,713,449)	(7,115,218)
Finance lease
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(211,420)	(160,443)
Amounts recognized in profit or loss	(204,138)	(50,977)
Ending balance	(415,558)	(211,420)	(160,443)
Intangible Assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(31,166)	(55,906)
Amounts recognized in profit or loss	(315)	24,740
Ending balance	(31,481)	(31,166)	(55,906)
Financial assets at fair value through profit or loss
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	13	341
Amounts recognized in profit or loss	(1)	(328)
Ending balance	12	13	341
Financial assets at fair value through other comprehensive income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	37,950	18,245
Amounts recognized in profit or loss	(816)	258
Amount recognized in other comprehensive income (loss)	(9,753)	19,447
Ending balance	27,381	37,950	18,245
Deferred revenue
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	199,701	213,003
Amounts recognized in profit or loss	(13,310)	(13,302)
Ending balance	186,391	199,701	213,003
Provisions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	5,916,803	5,456,919
Amounts recognized in profit or loss	577,511	459,884
Ending balance	6,494,314	5,916,803	5,456,919
Doubtful receivables
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	0	59
Amounts recognized in profit or loss	801	(59)
Ending balance	801	0	59
Other financial liabilities
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	30,399	39,364
Amounts recognized in profit or loss	(3,262)	(13,238)
Amounts recognized directly in equity	4,273	4,273
Ending balance	31,410	30,399	39,364
Gains or losses on foreign exchange translation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(11,635)	57,961
Amounts recognized in profit or loss	103,046	(69,596)
Ending balance	91,411	(11,635)	57,961
Allowance for doubtful accounts
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	56,129	57,607
Amounts recognized in profit or loss	8,135	(1,478)
Ending balance	64,264	56,129	57,607
Accrued income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	8,944	(4,376)
Amounts recognized in profit or loss	1,058	13,320
Ending balance	10,002	8,944	(4,376)
Special deduction for property, plant and equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(226,351)	(215,373)
Amounts recognized in profit or loss	2,224	(10,978)
Ending balance	(224,127)	(226,351)	(215,373)
Others
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	1,505,951	1,342,716
Amounts recognized in profit or loss	(22,769)	150,326
Amount recognized in other comprehensive income (loss)	(37,355)	12,909
Ending balance	1,445,827	1,505,951	1,342,716
Deferred income tax on unused tax losses and tax credit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	1,033,671	1,256,034
Amounts recognized in profit or loss	1,730,081	(222,363)
Ending balance	2,763,752	1,033,671	1,256,034
Unused tax losses
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	893,074	1,111,813
Amounts recognized in profit or loss	1,666,803	(218,739)
Ending balance	2,559,877	893,074	1,111,813
Excess of donation limit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	35,181	36,695
Amounts recognized in profit or loss	34,004	(1,514)
Ending balance	69,185	35,181	36,695
Tax credit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	105,416	107,526
Amounts recognized in profit or loss	29,274	(2,110)
Ending balance	₩ 134,690	₩ 105,416	₩ 107,526